Intangible Assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Intangible assets
Changes in goodwill and intangible assets
Intangible assets at beginning of period	€ 2,967
Intangible assets at end of period	3,227	€ 3,227	€ 2,967
Intangible assets | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	7,418	7,432	8,817
Foreign currency exchange differences		312	(823)
Additions from business combinations		562	124
Other additions		229	103
Retirements/disposals		(146)	(803)
Transfers		(3)
Intangible assets at end of period	8,386	8,386	7,418
Intangible assets | Historical cost | Adoption of IFRS 15
Changes in goodwill and intangible assets
Adoption of IFRS 15				€ 14
Intangible assets | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(4,451)		(5,031)
Foreign currency exchange differences	(170)		443
Retirements/disposals	110		797
Additions amortization	(648)		(660)
Intangible assets at end of period	(5,159)	(5,159)	(4,451)
Software and Database Licenses
Changes in goodwill and intangible assets
Intangible assets at beginning of period	208
Intangible assets at end of period	317	317	208
Software and Database Licenses | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	809	809	791
Foreign currency exchange differences		8	(22)
Additions from business combinations		4	0
Other additions		193	93
Retirements/disposals		(43)	(53)
Transfers		25
Intangible assets at end of period	996	996	809
Software and Database Licenses | Historical cost | Adoption of IFRS 15
Changes in goodwill and intangible assets
Adoption of IFRS 15				0
Software and Database Licenses | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(601)		(589)
Foreign currency exchange differences	(6)		16
Retirements/disposals	23		51
Additions amortization	(95)		(79)
Intangible assets at end of period	(679)	(679)	(601)
Acquired Technology/IPRD
Changes in goodwill and intangible assets
Intangible assets at beginning of period	448
Intangible assets at end of period	403	403	448
Acquired Technology/IPRD | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	1,992	1,992	2,907
Foreign currency exchange differences		100	(278)
Additions from business combinations		148	51
Other additions		0	0
Retirements/disposals		(62)	(688)
Transfers		0
Intangible assets at end of period	2,178	2,178	1,992
Acquired Technology/IPRD | Historical cost | Adoption of IFRS 15
Changes in goodwill and intangible assets
Adoption of IFRS 15				0
Acquired Technology/IPRD | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(1,544)		(2,186)
Foreign currency exchange differences	(77)		208
Retirements/disposals	62		688
Additions amortization	(216)		(254)
Intangible assets at end of period	(1,775)	(1,775)	(1,544)
Customer Relationship and Other Intangibles
Changes in goodwill and intangible assets
Intangible assets at beginning of period	2,311
Intangible assets at end of period	2,507	2,507	2,311
Customer Relationship and Other Intangibles | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	4,617	4,631	5,119
Foreign currency exchange differences		204	(523)
Additions from business combinations		410	73
Other additions		36	10
Retirements/disposals		(41)	(62)
Transfers		(28)
Intangible assets at end of period	5,212	5,212	4,617
Customer Relationship and Other Intangibles | Historical cost | Adoption of IFRS 15
Changes in goodwill and intangible assets
Adoption of IFRS 15				€ 14
Customer Relationship and Other Intangibles | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(2,306)		(2,256)
Foreign currency exchange differences	(87)		219
Retirements/disposals	25		58
Additions amortization	(337)		(327)
Intangible assets at end of period	€ (2,705)	€ (2,705)	€ (2,306)